Stock-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Nonvested Restricted Stock Activity [Line Items]
Total share-based compensation expense	$ 4,403,278	$ 4,463,695
Research and Development Expense [Member]
Schedule Of Nonvested Restricted Stock Activity [Line Items]
Total share-based compensation expense	1,192,126	929,633
General and Administrative Expense [Member]
Schedule Of Nonvested Restricted Stock Activity [Line Items]
Total share-based compensation expense	$ 3,211,152	$ 3,534,062